OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]	Note 10 – OTHER PAYABLES Other payables comprised of the following:
	December 31,
	2011	2010
Payable to employees	$107,996	$62,601
Payable to other companies	372,821	260,416
Total	$480,817	$323,017